UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON D.C. 20549
                             FORM 13F
                     FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2005
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                             Cambridge Financial Group, Inc.
Address:                          4100 Horizons Drive
                                  Suite 200
                                  Columbus, OH  43220
13F File Number:

The institutional investment manager filing this report
and the person by whom it is signed hereby represent that
the person signing the report is authorized to submit it,
that all information contained herein is true, correct
and complete, and that it is understood that all required
items, statements, schedules, lists, and tables, are
considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:                 Gregory J. Bauer
Title:                Managing Director
Phone:                614-457-1530
Signature,            Place,                and Date of Signing:
                      Columbus, Ohio        February 14, 2006
Report Type (Check only one.):
                               [ X]        13F HOLDINGS REPORT.
                               [  ]        13F NOTICE.
                               [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      29
Form 13F Information Table Value Total:      555633
List of Other Included Managers:
No.  13F File Number

Information Table:

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
______________________________ ________________ _________ ________ ________ ___ ____ _______ ____________ ________ ________ ________
APPLE                           COM             037833100    30690   427233 SH       SOLE                   427233
AUTODESK INC                    COM             052769106    22091   514577 SH       SOLE                   514577
AES CORP                        COM             00130H105    15721   993105 SH       SOLE                   993105
AETNA INC NEW                   COM             00817Y108    23788   252227 SH       SOLE                   252227
ALLEGHENY TECHNOLOGIES INC      COM             01741R102    24117   668427 SH       SOLE                   668427
BOEING CO                       COM             097023105    18412   262125 SH       SOLE                   262125
BAKER HUGHES INC                COM             057224107    23258   382658 SH       SOLE                   382658
CATERPILLAR INC DEL             COM             149123101    19255   333312 SH       SOLE                   333312
CIGNA CORP                      COM             125509109    18039   161495 SH       SOLE                   161495
COACH INC                       COM             189754104    14805   444061 SH       SOLE                   444061
HALIBURTON CO                   COM             406216101    17956   289806 SH       SOLE                   289806
HEWLETT PACKARD CO              COM             428236103    18309   639498 SH       SOLE                   639498
HUMANA INC                      COM             444859102    25925   477175 SH       SOLE                   477175
INTERNATIONAL BUSINESS MACHS    COM             459200101    13020   158390 SH       SOLE                   158390
JOHNSON CTLS INC                COM             478366107    19933   273386 SH       SOLE                   273386
NORDSTROM INC                   COM             655664100    18395   491855 SH       SOLE                   491855
MEDCO HEALTH SOLUTIONS INC      COM             58405U102    21079   377766 SH       SOLE                   377766
MONSANTO CO NEW                 COM             61166W101    24889   321021 SH       SOLE                   321021
NORFOLK SOUTHERN CORP           COM             655844108    20491   457085 SH       SOLE                   457085
PPG INDS INC                    COM             693506107    10297   177840 SH       SOLE                   177840
ROHM & HAAS CO                  COM             775371107    18602   384181 SH       SOLE                   384181
ROCKWELL AUTOMATION INC         COM             773903109    18522   313082 SH       SOLE                   313082
DONNELLEY R R & SONS CO         COM             257867101    15840   463032 SH       SOLE                   463032
SHERWIN WILLIAMS CO             COM             824348106    16496   363189 SH       SOLE                   363189
SYSCO CORP                      COM             871829107    13218   425686 SH       SOLE                   425686
TEXAS INSTRS INC                COM             882508104    17746   553342 SH       SOLE                   553342
V F CORP                        COM             918204108    15088   272634 SH       SOLE                   272634
VALERO ENERGY CORP NEW          COM             91913Y100    20982   406626 SH       SOLE                   406626
WILLIAMS COS INC DEL            COM             969457100    18669   805721 SH       SOLE                   805721